RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 04, 2019	Dec. 26, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Restricted net assets			$ 5,967,000	$ 4,969,000
Direct offering costs			$ 26,399	$ 2,103,816	$ 0
IPO
Condensed Balance Sheet Statements, Captions [Line Items]
Number of shares sold	19,361	1,241,459
Selling price	$ 5	$ 5
Gross proceeds	$ 96,805	$ 6,207,295
Direct offering costs	$ 26,399	$ 2,103,816